Summary of Significant Accounting Policies - Schedule of Major Product Type Included in each Government Category (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Major Product Government Category [Line Items]
Revenues	$ 96,909,642	$ 97,098,915	$ 103,346,341
Class I [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	20,924,964	14,955,252	16,036,219
Class I [Member] | Eye drops bottle [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	1,540,486	1,904,140	2,583,231
Class I [Member] | Oral medicine bottle [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	2,804,649	2,900,606	3,965,345
Class I [Member] | Anal bag [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	3,528,487	1,527,406	837,328
Class I [Member] | Other Class I [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	13,051,342	8,623,100	8,650,315
Subtotal-Class I [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	20,924,964	14,955,252	16,036,219
Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	68,446,539	72,703,253	73,406,689
Class II [Member] | Masks [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	150,666	55,428	410,163
Class II [Member] | Identification tape [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	13,627,229	11,386,775	12,262,269
Class II [Member] | Disposable medical brush [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	9,836,287	8,808,084	8,337,650
Class II [Member] | Gynecological inspection kits [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	8,122,799	7,453,735	7,571,089
Class II [Member] | Surgical kit [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	2,583,310	3,327,658	4,830,930
Class II [Member] | Medical brush [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	5,110,705	5,776,772	5,231,299
Class II [Member] | Medical kit [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	1,667,447	2,614,953	4,066,663
Class II [Member] | Other Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	27,348,096	33,279,848	30,696,626
Subtotal-Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	68,446,539	72,703,253	73,406,689
Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	1,723,360	2,468,051	3,053,896
Class III [Member] | Electronic pump [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	145,123	225,510	142,828
Class III [Member] | Anesthesia puncture kit [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	335,460	326,671	539,615
Class III [Member] | Disposable infusion pump [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	130,059	176,061	280,081
Class III [Member] | Infusion pump [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	112,523	304,978	367,652
Class III [Member] | Electronic infusion pump [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	3,987	967	44,812
Class III [Member] | Laparoscopic trocar [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	31,206	44,783	139,284
Class III [Member] | Other Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	965,002	1,389,081	1,539,624
Subtotal-Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	1,723,360	2,468,051	3,053,896
Others [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	$ 5,814,779	$ 6,972,359	$ 10,849,537